ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
ACCRUED EXPENSES
Research contract expenses (note 13)	$ 741,776	$ 193,537
Payroll	573,511	557,937
Payroll taxes	153,552	199,582
Investor relations firm fees (note 13)	140,000	584,000
Professional fees	213,228	144,377
Other expenses	42,727	5,976
Total	$ 1,864,794	$ 1,685,409